Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                        Supplement, dated October 1, 2001
                                     to the
                      Prospectus dated May 1, 2001 for the
                   Putnam Allstate Advisor Variable Annuities
                             (Advisor, Advisor Apex)


This supplement amends the May 1, 2001 prospectus for The Putnam Allstate Advisor and The Putnam Allstate Advisor Apex variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Page 18: Replace the first sentence of the first paragraph under the subheading "Standard Fixed Account Option" with the following sentence:

Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years.


Page 18: Replace the second and third paragraphs under the subheading "Standard Fixed Account Option" with the following paragraphs:

We are currently offering a Guarantee Period of 1 year in length for Putnam Allstate Advisor Apex Contracts, and Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor Contracts. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). After the initial Guarantee Period, we will guarantee a renewal rate. At the end of the 5-year or 7-year Guarantee Period and each year thereafter, a 1-year renewal rate will be declared.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.


Page 19: Replace the last sentence of the fourth paragraph under the heading "Transfers During The Accumulation Phase" with the following sentence:

Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                        Supplement, dated October 1, 2001
                                     to the
                      Prospectus dated May 1, 2001 for the
                    Putnam Allstate Advisor Variable Annuity



This supplement amends the May 1, 2001 prospectus for The Putnam Allstate Advisor variable annuity contracts ("Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Page 16: Replace the second sentence under the heading "Investment Alternatives:
The Fixed Account Options" with the following sentence:

You may choose from among 3 Fixed Account Options, including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods included in the Standard Fixed Account Option.


Page 16: Replace the two paragraphs under the subheading "Standard Fixed Account Option" with the following paragraphs:

Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. We are currently offering Guarantee Periods of 1, 5 and 7 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). After the initial Guarantee Period, we will guarantee a renewal rate. At the end of the 5-year or 7-year Guarantee Period and each year thereafter, a 1-year renewal rate will be declared.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.


Page 17: Replace the last sentence of the fourth paragraph under the heading "Transfers During The Accumulation Phase" with the following sentence:

Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.